Income Tax - Schedule of Reconciliation of Unrecognized Tax Benefits From Continuing Operations (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Reconciliation of Unrecognized Tax Benefits From Continuing Operations [Abstract]
Unrecognized tax benefits, beginning of year	¥ 3,417,532
Increases		3,417,532
Decrease	(3,417,532)
Unrecognized tax benefits, end of year		¥ 3,417,532